UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$60	0.55%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,378	10,403	10,387
2016	10,321	10,367	10,331
2017	10,895	11,186	10,851
2017	11,332	11,753	11,146
2017	11,719	12,183	11,436
2017	12,185	12,921	11,871
2018	12,398	13,288	11,973
2018	12,403	13,144	11,981
2018	12,624	13,573	12,278
2018	12,166	12,795	11,850
2019	12,627	13,176	12,266
2019	12,660	12,974	12,282
2019	13,204	13,535	12,741
2019	13,669	14,545	13,324
2020	13,369	13,688	12,967
2020	13,328	13,679	13,028
2020	14,757	15,772	14,168
2020	15,486	16,728	14,893
2021	16,290	17,829	15,440
2021	17,122	19,402	16,349
2021	17,696	20,289	16,797
2021	17,333	19,951	16,451
2022	16,574	19,221	16,025
2022	15,509	18,086	15,141
2022	14,914	17,066	14,490
2022	15,079	17,633	14,728
2023	15,078	17,633	14,775
2023	15,421	18,240	14,908
2023	15,989	19,447	15,428
2023	16,171	19,751	15,546
2024	17,342	21,715	16,564
2024	17,854	22,537	16,859
2024	18,664	24,005	17,827
2024	19,117	24,910	18,212
2025	19,112	24,985	18,197
2025	19,291	25,614	18,632
2025	20,347	27,797	19,679
2025	21,150	29,445	20,347
2026	22,237	31,028	21,462
2026	22,874	33,367	22,053

202501-4140694, 202606-5569427

F102-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (Investor Class)	18.57%	5.96%	8.63%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderate Target Risk Index (Strategy Benchmark)	18.36	6.17	8.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,120,674
  Number of Portfolio Holdings1,976
  Investment Advisory Fees Paid (000s)$7,484
  Portfolio Turnover Rate55.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	51.1%
Bond Funds	18.7
Equity Funds	9.3
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.6
U.S. Government & Agency Mortgage-Backed Securities	3.6
Corporate Bonds	3.5
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.0
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.8
T. Rowe Price Dynamic Global Bond Fund - I Class	3.9
T. Rowe Price Real Assets Fund - I Class	3.8
T. Rowe Price Emerging Markets Bond Fund - I Class	3.2
NVIDIA	2.8
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
U.S. Treasury Notes	2.6
Alphabet	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Spectrum Moderate Allocation Fund

I Class (TPPAX)

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$45	0.41%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Equity allocations made the largest contributions to absolute performance during the period, especially our allocation to emerging markets equities, which generated strong double-digit gains. Similarly, the real assets allocation also generated strong positive returns during the period and had a notable impact on overall performance.

  On the other hand, our defensive positioning had a more modest impact on absolute performance overall during the period. An allocation to international bonds had a muted impact compared with higher-performing areas of the portfolio. None of the underlying allocations detracted on an absolute basis.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	519,159	520,132	519,353
2016	516,533	518,347	516,537
2017	545,226	559,284	542,538
2017	567,380	587,646	557,286
2017	586,965	609,140	571,778
2017	610,293	646,071	593,568
2018	621,210	664,397	598,646
2018	622,003	657,203	599,047
2018	633,087	678,646	613,878
2018	610,368	639,743	592,488
2019	633,506	658,801	613,289
2019	635,155	648,703	614,118
2019	662,739	676,761	637,060
2019	686,317	727,243	666,195
2020	671,557	684,401	648,363
2020	669,523	683,928	651,385
2020	741,624	788,590	708,407
2020	778,560	836,395	744,638
2021	819,284	891,429	771,981
2021	861,098	970,121	817,470
2021	889,955	1,014,449	839,863
2021	872,325	997,569	822,555
2022	834,471	961,041	801,234
2022	781,093	904,323	757,058
2022	751,471	853,305	724,484
2022	759,911	881,645	736,378
2023	759,764	881,644	738,744
2023	777,717	912,016	745,392
2023	806,286	972,342	771,415
2023	815,743	987,554	777,302
2024	875,499	1,085,733	828,194
2024	901,261	1,126,854	842,960
2024	942,655	1,200,257	891,333
2024	965,508	1,245,479	910,601
2025	965,941	1,249,241	909,844
2025	975,359	1,280,692	931,603
2025	1,028,910	1,389,834	983,925
2025	1,069,903	1,472,253	1,017,339
2026	1,125,383	1,551,409	1,073,102
2026	1,158,074	1,668,347	1,102,643

202501-4140694, 202606-5569427

F209-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (I Class)	18.73%	6.11%	8.76%
MSCI All Country World Index Net (Regulatory Benchmark)	30.27	11.45	12.81
Morningstar Moderate Target Risk Index (Strategy Benchmark)	18.36	6.17	8.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,120,674
  Number of Portfolio Holdings1,976
  Investment Advisory Fees Paid (000s)$7,484
  Portfolio Turnover Rate55.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	51.1%
Bond Funds	18.7
Equity Funds	9.3
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.6
U.S. Government & Agency Mortgage-Backed Securities	3.6
Corporate Bonds	3.5
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.0
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.5
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.8
T. Rowe Price Dynamic Global Bond Fund - I Class	3.9
T. Rowe Price Real Assets Fund - I Class	3.8
T. Rowe Price Emerging Markets Bond Fund - I Class	3.2
NVIDIA	2.8
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
U.S. Treasury Notes	2.6
Alphabet	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Allocation Fund

I Class (TPPAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPBX Spectrum Moderate
Allocation Fund
TPPAX Spectrum Moderate
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 24.56 $ 24.29 $ 21.67 $ 23.44 $ 28.39
Investment activities
Net investment income
(1)(2)
0.55 0.54 0.51 0.41 0.31
Net realized and
unrealized gain/loss 3.81 1.36 2.85 (0.62) (2.69)
Total from investment
activities 4.36 1.90 3.36 (0.21) (2.38)
Distributions
Net investment income (0.70) (0.63) (0.67) (0.41) (0.29)
Net realized gain (1.42) (1.00) (0.07) (1.15) (2.28)
Total distributions (2.12) (1.63) (0.74) (1.56) (2.57)
NET ASSET VALUE
End of period $ 26.80 $ 24.56 $ 24.29 $ 21.67 $ 23.44
Ratios/Supplemental Data
Total return
(2)(3)
18.57% 8.05% 15.78% (0.56)% (9.42)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.72% 0.72% 0.71% 0.71% 0.68%
Net expenses after
waivers/payments by Price
Associates 0.55% 0.54% 0.53% 0.52% 0.51%
Net investment income 2.13% 2.20% 2.23% 1.87% 1.15%
Portfolio turnover rate 55.4% 45.0% 46.9% 65.5% 80.3%
Net assets, end of period (in
millions) $927 $938 $1,048 $1,089 $1,295
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 24.54 $ 24.26 $ 21.66 $ 23.43 $ 28.40
Investment activities
Net investment income
(1)(2)
0.58 0.58 0.54 0.44 0.37
Net realized and
unrealized gain/loss 3.82 1.35 2.84 (0.62) (2.71)
Total from investment
activities 4.40 1.93 3.38 (0.18) (2.34)
Distributions
Net investment income (0.74) (0.65) (0.71) (0.44) (0.35)
Net realized gain (1.42) (1.00) (0.07) (1.15) (2.28)
Total distributions (2.16) (1.65) (0.78) (1.59) (2.63)
NET ASSET VALUE
End of period $ 26.78 $ 24.54 $ 24.26 $ 21.66 $ 23.43
Ratios/Supplemental Data
Total return
(2)(3)
18.73% 8.22% 15.89% (0.43)% (9.29)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.58% 0.58% 0.58% 0.58% 0.56%
Net expenses after
waivers/payments by Price
Associates 0.41% 0.41% 0.40% 0.39% 0.39%
Net investment income 2.26% 2.35% 2.36% 2.01% 1.40%
Portfolio turnover rate 55.4% 45.0% 46.9% 65.5% 80.3%
Net assets, end of period (in
millions) $1,194 $1,043 $951 $980 $1,077
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2026

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.5%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.173%, 4/15/35 (1) 250,000 250
720 East IV
Series 2024-1AR, Class A1R, CLO, FRN
3M TSFR + 1.26%, 7/15/39 (1)(2) 500,000 500
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 47,834 48
Affirm Asset Securitization Trust
Series 2026-X1, Class A
4.27%, 4/15/31 (1) 335,000 335
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100,000 100
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 195,000 196
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 155,000 154
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 210,000 210
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 575,000 576
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 10/20/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 355,502 356
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 206,253 206
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 385,769 385

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 314
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  50,000 51
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 166,368 168
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 435,000 436
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 111
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 88,669 90
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 100,000 98
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 1/20/39 (1) 756,242 758
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.712%, 12/26/31 (1) 71,801 72
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 71,801 72
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.912%, 7/27/48 (1) 524,339 524
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  75,000 75
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  65,000 65

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  170,000 169
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 51
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  168,679 170
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  110,000 109
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  110,000 109
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  78,823 79
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  265,000 268
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 139,859 141
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 243
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  205,000 204
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  50,000 50
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  570,000 565
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  40,000 40
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  65,000 65
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  270,000 272

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.955%, 1/20/39 (1) 370,000 370
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 175,256 175
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/18/38 (1) 325,000 326
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 46,597 47
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 539
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 100
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 206
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 55,000 55
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15,000 15
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 44,130 44
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 132,092 131
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  115,000 114
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 92,450 91

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 57,710 59
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 49,160 50
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.935%, 1/20/39 (1) 340,000 341
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 187
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 116
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 185,000 187
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 160,000 160
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 170,000 170
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  44,175 45
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  60,000 60
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  140,000 140
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  175,000 174
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  120,000 120
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  200,000 199
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  75,000 75

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  360,000 361
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.012%, 3/25/56 (1) 306,983 308
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 145
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 686
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 100,000 100
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  30,000 30
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  40,000 40
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  40,000 40
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 100,000 100
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A3
4.76%, 9/16/30 (1) 110,000 110
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 190,500 178
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 224,484 229
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 76,178 77
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 51,899 52
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 85,906 87
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 149,589 150
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 226,469 225
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 100,000 101
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  30,000 29
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  60,000 59
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.875%, 9/20/56 (1) 298,114 299
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 265,000 265
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 429
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 185,659 186
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 43,634 45
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 39,667 40
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 135,000 135
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 313
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 139,463 137

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 62,051 59
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 295,000 295
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/20/39 (1) 310,000 311
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  70,000 71
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 143,901 144
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 99
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 110,825 111
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.012%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.372%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 106
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 37,035 37
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 175,839 175
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 8,019 8

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 478
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 245,000 245
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 250,000 250
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 182,681 183
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.805%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.921%, 3/30/38 (1) 465,000 466
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 200,000 200
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 195,713 197
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  79,233 79
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  460,000 462
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  230,000 229
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  125,000 124
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  185,000 183
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 87,556 88
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 233

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 4/20/37 (1) 250,000 250
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 375,060 381
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 725,000 719
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 86,757 87
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 408,004 382
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 158,844 160
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 51
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 125,000 123
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 105,000 103
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 400,000 401
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 90,340 88
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 510,232 501
Sound Point  XXXI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 1.07%, 10/25/34 (1)(2) 610,000 610

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 165,000 165
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 90,000 90
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 14,000 14
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 150,000 149
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 40,000 40
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 85,000 85
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 45,000 45
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 21,825 22
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.834%, 1/22/38 (1) 250,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,646 111
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.813%, 1/15/35 (1) 295,000 295
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 30,335 31
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 56,543 57

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 788,589 788
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 4/20/38 (1) 94,363 94
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 273,544 275
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 305,000 303
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 255,000 254
Total Asset-Backed Securities (Cost $32,457) 32,456
BOND FUNDS  18.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.25% (3)
(4) 10,783,177 82,168
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.65% (3)(4) 6,783,046 67,084
T. Rowe Price Inflation Protected Bond Fund - I Class,
14.52% (3)(4) 1,285,604 13,358
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.51% (3)(4) 2,356,563 21,916
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.34% (3)(4) 7,049,678 55,622
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
4.04% (3)(4) 11,820,841 100,714
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 13.39% (3)(4) 2,274,510 10,781
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.95% (3)(4) 6,226,111 43,769
Total Bond Funds (Cost $424,944) 395,412
COMMON STOCKS  51.1%
COMMUNICATION SERVICES  4.4%
Diversified Telecommunication Services  0.2%
BT Group (GBP)  623,886 1,749
KT (KRW)  23,334 820
Telstra Group (AUD)  329,470 1,234

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Uniti Group (5) 54,154 608
4,411
Entertainment  0.6%
Atlanta Braves Holdings, Class C (5) 6,704 332
Madison Square Garden Sports (5) 2,317 867
Netflix (5) 92,648 7,970
Nintendo (JPY)  26,100 1,168
Walt Disney  25,600 2,607
12,944
Interactive Media & Services  3.1%
Alphabet, Class A  29,937 11,386
Alphabet, Class C  98,275 36,994
Meta Platforms, Class A  25,385 16,056
Reddit, Class A (5) 63 11
Tencent Holdings (HKD)  9,900 538
64,985
Media  0.0%
EchoStar, Class A (5)(6) 4,319 558
558
Wireless Telecommunication Services  0.5%
KDDI (JPY)  109,000 1,874
SoftBank Group (JPY)  47,900 2,253
T-Mobile U.S.  32,231 6,044
10,171
Total Communication Services 93,069
CONSUMER DISCRETIONARY  5.0%
Automobile Components  0.1%
Autoliv, SDR (SEK)  8,176 1,047
1,047
Automobiles  0.5%
Suzuki Motor (JPY)  97,500 1,208
Tesla (5) 16,922 7,374
Toyota Motor (JPY)  141,100 2,669
11,251
Broadline Retail  1.8%
Alibaba Group Holding (HKD)  36,336 563
Amazon.com (5) 119,868 32,441
Isetan Mitsukoshi Holdings (JPY)  64,300 1,371
Next (GBP)  6,655 1,180
Ollie's Bargain Outlet Holdings (5) 1,392 114

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Savers Value Village (5)(6) 30,408 272
Sea, ADR (5) 19,184 1,737
37,678
Diversified Consumer Services  0.1%
Liberty Live Holdings, Class C (5) 26,695 2,645
Service Corp. International (6) 3,784 285
2,930
Hotels, Restaurants & Leisure  0.7%
Airbnb, Class A (5) 8,920 1,189
Booking Holdings  32,812 5,494
Cava Group (5) 186 14
Chipotle Mexican Grill (5) 25,030 797
Compass Group  75,437 2,419
DoorDash, Class A (5) 4,716 751
Dutch Bros, Class A (5) 5,545 322
Life Time Group Holdings (5) 9,691 321
McDonald's  11,460 3,200
Planet Fitness, Class A (5) 14,406 771
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(7)(8)(9) 51,774 126
Wingstop  1,784 280
15,684
Household Durables  0.3%
Installed Building Products  1,687 354
Panasonic Holdings (JPY)  77,000 1,779
Persimmon (GBP)  18,977 284
PulteGroup  8,255 976
Sony Group (JPY)  141,500 3,052
6,445
Specialty Retail  1.3%
AutoZone (5) 903 2,650
Boot Barn Holdings (5) 922 157
Burlington Stores (5) 967 313
Carvana (5) 128,366 9,371
Floor & Decor Holdings, Class A (5)(6) 181 9
Home Depot  3,868 1,227
Kingfisher (GBP)  162,315 627
Lowe's  15,456 3,313
O'Reilly Automotive (5) 11,763 1,022
Ross Stores  6,087 1,410
TJX  19,578 3,030
Tractor Supply  62,012 1,955

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ulta Beauty (5) 3,137 1,596
Urban Outfitters (5) 2,141 156
26,836
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  72,900 2,215
Birkenstock Holding (5)(6) 7,734 349
Kering (EUR)  3,482 1,025
Kontoor Brands  2,775 199
Moncler (EUR)  17,718 1,148
4,936
Total Consumer Discretionary 106,807
CONSUMER STAPLES  1.9%
Beverages  0.2%
Coca-Cola  28,705 2,268
Diageo (GBP)  62,971 1,291
3,559
Consumer Staples Distribution & Retail  0.3%
BJ's Wholesale Club Holdings (5) 3,000 256
Coles Group (AUD)  52,407 817
Dollar Tree (5) 7,452 868
Grocery Outlet Holding (5) 56,035 477
PriceSmart  868 147
Seven & i Holdings (JPY)  92,700 1,080
Tsuruha Holdings (JPY)  39,700 491
U.S. Foods Holding (5) 14,451 1,183
5,319
Food Products  0.4%
Ajinomoto (JPY)  35,000 1,131
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $128 (5)(7)(9) 6,905 —
Magnum Ice Cream (EUR) (5)(6) 57,546 933
Mondelez International, Class A  85,695 5,242
Nestle (CHF)  21,154 2,146
9,452
Household Products  0.4%
Colgate-Palmolive  24,703 2,227
Procter & Gamble  48,951 7,027
9,254
Personal Care Products  0.3%
L'Oreal (EUR)  3,966 1,750

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever (GBP)  86,976 4,901
6,651
Tobacco  0.3%
British American Tobacco (GBP)  33,998 2,103
Philip Morris International  26,738 4,743
6,846
Total Consumer Staples 41,081
ENERGY  2.4%
Energy Equipment & Services  0.6%
Archrock  5,173 173
Cactus, Class A  5,048 293
Kodiak Gas Services  3,027 202
Liberty Energy  4,622 135
National Energy Services Reunited (5) 14,566 355
Noble (6) 3,746 174
NOV  22,206 443
SLB  98,961 5,398
TechnipFMC  56,933 3,896
WaterBridge Infrastructure, Class A (6) 20,806 609
Weatherford International  3,301 342
12,020
Oil, Gas & Consumable Fuels  1.8%
Aker BP (NOK)  30,745 1,106
California Resources  3,286 195
Canadian Natural Resources (CAD)  37,274 1,695
Canadian Natural Resources  27,772 1,260
Cenovus Energy (CAD)  27,614 762
Cenovus Energy  43,900 1,210
Chevron  17,755 3,240
ConocoPhillips  54,485 6,210
Denison Mines (CAD) (5)(6) 42,483 148
EQT  24,996 1,373
Equinor (NOK)  42,352 1,531
Exxon Mobil  18,386 2,671
Golar LNG  19,977 994
Gulfport Energy (5) 497 84
Magnolia Oil & Gas, Class A  5,228 143
PrairieSky Royalty (CAD) (6) 28,872 690
Range Resources  70,962 2,764
Shell, ADR  51,158 4,303
Topaz Energy (CAD) (6) 13,253 306
TotalEnergies (EUR)  48,949 4,295

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valero Energy  9,036 2,212
Viper Energy, Class A  8,883 404
37,596
Total Energy 49,616
FINANCIALS  7.6%
Banks  3.2%
ABN AMRO Bank, CVA (EUR)  29,495 1,172
ANZ Group Holdings (AUD)  97,394 2,466
Atlantic Union Bankshares  13,165 495
Banc of California  36,205 696
Banco Bilbao Vizcaya Argentaria (EUR)  119,190 2,784
Banco Santander (EUR)  266,595 3,334
Bank of America  122,415 6,317
Barclays (GBP)  377,925 2,309
BAWAG Group (EUR)  6,197 1,111
Citigroup  11,061 1,393
Columbia Banking System  26,081 773
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $309 (5)
(7)(9) 3,002 281
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(9) 554 —
DBS Group Holdings (SGD)  51,606 2,542
Dime Community Bancshares  11,822 442
DNB Bank (NOK)  60,576 1,884
East West Bancorp  390 48
Eastern Bankshares  37,792 746
Equity Bancshares, Class A  7,904 364
Erste Group Bank (EUR)  6,925 825
FB Financial  8,166 430
Fifth Third Bancorp  47,303 2,362
Five Star Bancorp  11,141 471
Flagstar Bank (6) 29,439 414
Home BancShares  11,397 305
Huntington Bancshares  47,900 784
ING Groep (EUR)  50,203 1,555
JPMorgan Chase  38,865 11,633
Kearny Financial  14,790 122
Live Oak Bancshares  11,654 443
Lloyds Banking Group (GBP)  1,261,160 1,725
Mitsubishi UFJ Financial Group (JPY)  185,900 3,494
National Bank of Canada (CAD)  7,231 1,056
OceanFirst Financial  11,557 217
Pinnacle Financial Partners  4,984 487

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prosperity Bancshares  4,835 333
Resona Holdings (JPY)  105,000 1,340
Societe Generale (EUR)  28,285 2,351
SOUTHSTATE BANK  7,285 690
Standard Chartered (GBP)  98,240 2,631
Sumitomo Mitsui Trust Group (JPY)  54,194 1,867
Texas Capital Bancshares (5) 7,471 743
UniCredit (EUR) (6) 30,601 2,641
USCB Financial Holdings  8,473 157
68,233
Capital Markets  1.5%
3i Group (GBP)  40,240 1,222
Bridgepoint Group (GBP)  205,859 740
Brookfield (CAD)  32,136 1,464
Cboe Global Markets  923 308
Charles Schwab  55,149 4,817
CVC Capital Partners (EUR) (6) 42,559 680
Goldman Sachs Group  5,295 5,430
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $138 (5)(7)(9) 9,842 167
Intercontinental Exchange  23,091 3,414
Macquarie Group (AUD)  9,213 1,580
Marex Group  1,831 97
Miami International Holdings (5) 17,458 825
Moody's  1,333 604
Morgan Stanley  22,797 4,742
StoneX Group (5) 7,747 878
TMX Group (CAD)  27,260 1,020
Tradeweb Markets, Class A  11,729 1,176
UBS Group (CHF)  49,261 2,327
WisdomTree (6) 4,079 78
31,569
Consumer Finance  0.2%
American Express  14,433 4,568
Capital One Financial  1,400 263
4,831
Financial Services  1.3%
Adyen (EUR) (5) 280 307
Apollo Global Management  2,856 368
Berkshire Hathaway, Class B (5) 14,653 6,952
Federal National Mortgage Assn. (5)(6) 36,652 259
Marqeta, Class A (5) 101,198 411
Mastercard, Class A  10,040 4,960

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ORIX (JPY)  34,200 1,334
PennyMac Financial Services  9,742 817
Rocket, Class A (5) 19,720 286
Visa, Class A  38,528 12,574
28,268
Insurance  1.4%
Admiral Group (GBP)  29,787 1,318
AIA Group (HKD)  160,000 1,678
Allstate  7,823 1,612
AXA (EUR)  50,135 2,312
Chubb  17,064 5,319
Definity Financial (CAD) (6) 45,209 2,166
Generali (EUR)  29,186 1,314
Hagerty, Class A (5)(6) 16,368 167
Kinsale Capital Group  713 217
Lemonade (5) 2,010 117
Mandatum (EUR)  101,508 674
Marsh & McLennan  5,142 823
MetLife  13,310 1,101
Neptune Insurance Holdings, Class A (5) 19,484 547
Progressive  10,159 1,934
Root, Class A (5) 3,216 167
Sampo, Class A (EUR)  175,738 1,855
Suncorp Group (AUD)  80,973 1,010
Tokio Marine Holdings (JPY)  45,000 1,998
Travelers  7,478 2,183
TWFG (5) 4,619 87
White Mountains Insurance Group  123 254
28,853
Mortgage Real Estate Investment Trusts  0.0%
HA Sustainable Infrastructure Capital  10,002 410
410
Total Financials 162,164
HEALTH CARE  5.6%
Biotechnology  1.3%
4D Molecular Therapeutics (5) 8,145 81
AbbVie  10,739 2,338
Aktis Oncology (5) 8,264 171
Alkermes (5)(6) 5,256 222
Amgen  6,234 2,099
Arcus Biosciences (5) 2,954 75
Argenx, ADR (5) 2,375 1,985

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bicara Therapeutics (5) 26,021 566
Black Diamond Therapeutics (5)(6) 31,074 69
Cabaletta Bio (5)(6) 17,019 64
CG oncology (5) 3,639 227
Cytokinetics (5) 15,100 1,159
Denali Therapeutics (5) 27,797 585
Dianthus Therapeutics (5) 6,688 622
Dyne Therapeutics (5) 83,635 1,617
Erasca (5) 40,599 521
Gilead Sciences  49,723 6,684
Immatics (5)(6) 62,619 721
Immunome (5)(6) 76,025 1,660
Immunovant (5)(6) 11,223 374
Ionis Pharmaceuticals (5) 189 14
Kodiak Sciences (5) 4,026 148
Kymera Therapeutics (5) 9,433 768
MapLight Therapeutics (5)(6) 7,636 224
Nuvalent, Class A (5) 4,988 551
Oruka Therapeutics (5) 4,544 266
Perceptive Capital Solutions SPAC/Freenome Holdings
PIPE (5)(10) 13,156 132
Praxis Precision Medicines (5) 811 284
Prime Medicine (5)(6) 16,668 59
Regeneron Pharmaceuticals  2,490 1,531
Relay Therapeutics (5) 8,590 121
Shattuck Labs (5)(6) 24,691 147
Travere Therapeutics (5) 2,809 132
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(9) 1,646 18
Vaxcyte (5) 6,226 320
26,555
Health Care Equipment & Supplies  0.7%
Abbott Laboratories  39,221 3,357
EssilorLuxottica (EUR)  5,120 1,035
Hoya (JPY)  7,100 1,206
Intuitive Surgical (5) 6,472 2,748
iRadimed  583 53
Koninklijke Philips (EUR)  56,888 1,510
Medline, Class A (5) 6,549 239
Neogen (5) 28,481 256
Procept Biorobotics (5)(6) 15,882 418
Siemens Healthineers (EUR)  26,048 1,058
STERIS  6,586 1,401

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  2,958 903
14,184
Health Care Providers & Services  1.3%
Alignment Healthcare (5) 49,725 762
BrightSpring Health Services (5) 24,265 1,496
Cencora  17,296 4,659
CVS Health  24,400 2,220
Encompass Health  12,478 1,321
Ensign Group  88 15
Guardant Health (5) 67 9
Guardian Pharmacy Services, Class A (5) 4,219 163
Molina Healthcare (5) 76 13
Oscar Health, Class A (5) 38,942 866
Quest Diagnostics  15,530 3,027
Surgery Partners (5) 21,950 293
Tenet Healthcare (5) 16,089 2,821
UnitedHealth Group  25,446 9,677
27,342
Health Care Technology  0.1%
Veeva Systems, Class A (5) 8,909 1,553
1,553
Life Sciences Tools & Services  0.4%
Alamar Biosciences (5) 4,498 92
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26,
Cost $107 (5)(9) 7,381 151
BioLife Solutions (5) 30,558 761
Bio-Techne  5,475 283
Danaher  6,485 1,184
Mettler-Toledo International (5) 1,206 1,424
Repligen (5) 7,187 891
Revvity  20,517 2,145
Sotera Health (5) 37,263 583
Thermo Fisher Scientific  2,499 1,231
8,745
Pharmaceuticals  1.8%
AstraZeneca  36,533 6,783
Avalyn Pharma (5) 5,098 147
Chugai Pharmaceutical (JPY)  39,300 1,944
Crinetics Pharmaceuticals (5) 9,244 329
Elanco Animal Health (5)(6) 43,298 1,033
Eli Lilly  7,431 8,211
Johnson & Johnson  22,337 5,033

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maze Therapeutics (5)(6) 3,739 99
Merck  3,917 465
Novartis (CHF)  24,440 3,676
Novo Nordisk, Class B (DKK)  52,512 2,399
Roche Holding (CHF)  7,967 3,352
Royalty Pharma, Class A  9,900 552
Sanofi (EUR)  17,039 1,494
Takeda Pharmaceutical (JPY)  52,300 1,669
UCB (EUR)  4,660 1,368
38,554
Total Health Care 116,933
INDUSTRIALS & BUSINESS SERVICES  6.3%
Aerospace & Defense  1.0%
Airbus (EUR)  15,133 3,160
Beta Technologies, Class A (5) 12,517 230
General Electric  14,873 4,815
Hanwha Aerospace (KRW)  732 571
HEICO  2,000 696
Karman Holdings (5)(6) 3,492 201
Kratos Defense & Security Solutions (5) 3,504 225
Loar Holdings (5)(6) 20,245 1,305
Mercury Systems (5) 5,301 592
Northrop Grumman  1,670 941
Rheinmetall (EUR)  865 1,302
Rolls-Royce Holdings (GBP)  156,884 2,823
Safran (EUR)  6,130 2,180
TransDigm Group  413 520
VSE  9,787 1,812
21,373
Building Products  0.1%
AZZ  5,168 700
CSW Industrials  1,234 342
Griffon  972 86
Kingspan Group (EUR)  7,299 667
Modine Manufacturing (5) 824 230
Simpson Manufacturing  69 13
2,038
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (5) 6,473 532
Cintas  2,846 487
Clean Harbors (5) 1,782 501
Element Fleet Management (CAD)  75,093 1,496

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MSA Safety  1,437 238
Republic Services  19,530 3,915
Secure Waste Infrastructure (CAD) (6) 516 8
7,177
Construction & Engineering  0.2%
API Group (5) 22,109 906
Arcosa  6,824 865
MYR Group (5) 951 442
Shimizu (JPY)  48,400 813
Vinci (EUR)  10,668 1,552
WillScot Holdings  18,933 487
5,065
Electrical Equipment  1.0%
ABB (CHF)  23,905 2,556
American Superconductor (5) 1,414 72
AMETEK  19,169 4,329
Atkore  970 80
Babcock & Wilcox Enterprises (5) 2,835 52
Eaton  2,556 1,024
Emerson Electric  18,511 2,662
Fluence Energy (5)(6) 2,550 48
Fujikura (JPY)  39,000 1,162
GE Vernova  2,526 2,446
Mitsubishi Electric (JPY)  54,600 2,220
Prysmian (EUR)  17,646 3,040
Shoals Technologies Group, Class A (5) 5,309 66
Siemens Energy (EUR)  11,541 2,185
Vicor (5) 733 246
22,188
Ground Transportation  0.4%
CSX  92,616 4,192
Norfolk Southern  4,122 1,257
Old Dominion Freight Line  10,354 2,331
Saia (5) 706 334
8,114
Industrial Conglomerates  0.5%
Hitachi (JPY)  91,100 2,949
Siemens (EUR)  21,298 6,678
9,627
Machinery  2.0%
Alliance Laundry Holdings (5)(6) 6,688 169

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Atmus Filtration Technologies  7,542 353
Caterpillar  6,751 5,913
CECO Environmental (5) 8,282 619
Deere  14,759 8,002
Enpro  1,746 536
Esab  13,927 1,287
ESCO Technologies  3,460 1,010
Federal Signal  1,994 213
Flowserve  4,516 341
Graco  145 11
Graham (5) 2,276 228
Ingersoll Rand  31,300 2,242
JBT Marel  4,098 551
KION Group (EUR)  17,286 881
Komatsu (JPY)  23,700 968
Middleby (5) 1,666 258
Otis Worldwide  15,600 1,105
Parker-Hannifin  4,478 3,782
Pentair  27,388 1,940
RBC Bearings (5) 1,767 1,011
Sandvik (SEK)  59,929 2,437
Spirax Group (GBP)  3,715 346
SPX Technologies (5) 1,489 323
Standex International  374 104
Techtronic Industries (HKD)  92,000 1,366
Westinghouse Air Brake Technologies  24,331 6,354
42,350
Passenger Airlines  0.1%
Ryanair Holdings, ADR  26,811 1,630
1,630
Professional Services  0.3%
Booz Allen Hamilton Holding  15,823 1,253
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (5)(7)(9) 7,797 63
Equifax  3,592 596
Recruit Holdings (JPY)  44,800 2,996
UL Solutions, Class A  5,703 567
5,475
Trading Companies & Distributors  0.4%
AerCap Holdings  7,346 1,024
Bunzl (GBP)  32,048 1,013
Diploma (GBP)  3,569 335
EquipmentShare.com, Class A (5) 3,890 81

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Finning International (CAD) (6) 4,455 336
QXO (5) 29,548 510
SiteOne Landscape Supply (5) 5,493 597
Sumitomo (JPY)  76,000 3,351
W.W. Grainger  741 915
8,162
Total Industrials & Business Services 133,199
INFORMATION TECHNOLOGY  13.9%
Communications Equipment  0.6%
Arista Networks (5) 15,565 2,482
Cisco Systems  68,419 8,239
Filtronic (GBP) (5) 44,050 232
Telefonaktiebolaget LM Ericsson, Class B (SEK)  111,301 1,452
12,405
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  22,582 3,359
Bel Fuse, Class B  2,112 580
Fabrinet (5) 1,087 711
Keysight Technologies (5) 29,224 9,887
Mirion Technologies (5) 63,586 1,162
OSI Systems (5) 540 117
TE Connectivity  5,053 1,079
Teledyne Technologies (5) 494 306
Unusual Machines (5) 1,641 52
Vishay Precision Group (5) 1,154 145
17,398
IT Services  0.2%
Indra Sistemas (EUR) (6) 20,509 1,363
International Business Machines  7,125 2,122
Shopify, Class A (5) 14,564 1,729
5,214
Semiconductors & Semiconductor Equipment  7.4%
Advanced Micro Devices (5) 26,333 13,590
Ambarella (5) 1,504 109
Ambiq Micro (5) 3,700 295
Analog Devices  13,657 5,652
ASML Holding (EUR)  4,938 7,984
ASML Holding  2,001 3,227
BE Semiconductor Industries (EUR)  4,398 1,456
Broadcom  60,354 26,964
Cerebras Systems, Class A (5) 1,270 301

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CEVA (5) 5,393 216
Cohu (5) 1,525 80
Entegris  31 4
FormFactor (5) 2,782 347
Impinj (5) 1,108 167
Infineon Technologies (EUR)  25,424 2,411
Intel (5) 27,558 3,160
KLA  951 1,828
Kulicke & Soffa Industries  1,777 181
Lam Research  14,671 4,668
Lattice Semiconductor (5) 15,888 2,337
MACOM Technology Solutions Holdings (5) 2,538 925
MaxLinear (5) 2,512 233
Micron Technology  1,740 1,690
Monolithic Power Systems  1,340 2,099
Navitas Semiconductor (5) 7,504 200
Nova (5)(6) 217 109
NVIDIA  280,191 59,160
Onto Innovation (5) 1,605 414
PDF Solutions (5) 1,254 61
Power Integrations  1,950 164
QUALCOMM  8,000 2,008
SiTime (5) 1,913 1,359
T1 Energy (5)(6) 6,081 64
Taiwan Semiconductor Manufacturing (TWD)  63,759 4,724
Taiwan Semiconductor Manufacturing, ADR  4,980 2,084
Texas Instruments  14,933 4,565
Tokyo Electron (JPY)  7,600 2,549
Ultra Clean Holdings (5) 1,558 133
Veeco Instruments (5) 2,116 122
Wolfspeed (5)(6) 1,551 92
157,732
Software  2.7%
Adeia  3,818 102
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $843 (5)(7)(9) 1,960 1,348
Aurora Innovation (5) 101,889 748
BlackBerry (5)(6) 29,251 263
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $458 (5)(7)(9) 269 403
Cellebrite DI (5) 8,061 119
Cleanspark (5) 8,413 154
Crowdstrike Holdings, Class A (5) 2,045 1,495

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog, Class A (5) 2,497 618
Gusto, Acquisition Date: 10/4/21, Cost $148 (5)(7)(9) 5,153 110
Hut 8 (5) 1,969 246
InterDigital  6,086 1,534
Microsoft  85,651 38,563
NextNav (5)(6) 5,457 112
Oracle  13,681 3,089
Palantir Technologies, Class A (5) 4,055 635
PTC (5) 7,276 1,009
Riot Platforms (5) 12,050 327
Roper Technologies  1,883 613
Salesforce  9,716 1,857
SAP (EUR)  8,726 1,578
ServiceNow (5) 12,292 1,529
Synopsys (5) 2,662 1,266
57,718
Technology Hardware, Storage & Peripherals  2.2%
Apple  140,840 43,951
Samsung Electronics (KRW)  10,713 2,247
46,198
Total Information Technology 296,665
MATERIALS  2.0%
Chemicals  0.8%
Air Liquide (EUR)  13,065 2,699
CF Industries Holdings  8,162 917
Corteva  4,500 352
Element Solutions (6) 23,842 1,012
Huntsman  4,360 67
Linde  13,680 6,808
Mitsubishi Chemical Group (JPY)  143,600 1,032
Sherwin-Williams  2,439 741
Shin-Etsu Chemical (JPY)  40,800 1,980
Solstice Advanced Materials  4,898 413
16,021
Construction Materials  0.3%
Heidelberg Materials (EUR)  6,864 1,519
Holcim (CHF)  19,679 1,937
Knife River (5) 3,478 273
Martin Marietta Materials  3,772 2,194
United States Lime & Minerals  1,694 193
6,116

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.3%
Ball  30,312 1,657
International Paper  50,093 1,676
Packaging Corp. of America  14,767 3,233
6,566
Metals & Mining  0.5%
Almonty Industries (5) 14,598 287
Antofagasta (GBP)  27,224 1,500
BHP Group (AUD)  30,326 1,350
BHP Group (GBP) (6) 24,307 1,074
Capstone Copper (CAD) (5)(6) 32,424 353
Glencore (GBP)  223,660 1,701
Grupo Mexico, Series B (MXN)  60,621 749
OR Royalties (6) 29,807 1,103
Reliance  1,524 580
Rio Tinto (GBP)  8,292 881
Royal Gold  30 7
Warrior Met Coal  3,500 331
9,916
Paper & Forest Products  0.1%
Louisiana-Pacific  4,987 381
Stora Enso, Class R (EUR)  87,593 1,025
1,406
Total Materials 40,025
REAL ESTATE  0.9%
Health Care Real Estate Investment Trusts  0.2%
CareTrust REIT, REIT  20,582 840
Welltower, REIT  20,762 4,263
5,103
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,500 303
Segro (GBP)  77,868 755
Terreno Realty, REIT  5,388 354
1,412
Real Estate Management & Development  0.1%
Mitsui Fudosan (JPY)  123,400 1,181
1,181
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  42,075 2,599
Essex Property Trust, REIT  5,098 1,390

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagship Communities REIT  17,586 350
Independence Realty Trust, REIT  7,537 122
4,461
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT (6) 35,335 1,029
Macerich, REIT  8,042 181
Scentre Group (AUD)  581,601 1,598
2,808
Specialized Real Estate Investment Trusts  0.2%
Blackstone Digital Infrastructure Trust, REIT (5) 16,658 360
CubeSmart, REIT  6,458 259
Public Storage, REIT  12,115 3,679
VICI Properties, REIT  34,609 977
5,275
Total Real Estate 20,240
UTILITIES  1.0%
Electric Utilities  0.6%
Constellation Energy  9,217 2,652
Enel (EUR)  197,586 2,217
Fortum (EUR)  35,122 821
IDACORP  5,216 731
OGE Energy  10,455 494
Southern  60,413 5,561
Xcel Energy  3,581 285
12,761
Gas Utilities  0.0%
Atmos Energy  869 147
Chesapeake Utilities  6,809 840
987
Independent Power & Renewable Electricity
Producers  0.1%
Fervo Energy, Class A (5) 3,186 117
Orsted (DKK) (5) 38,496 981
1,098
Multi-Utilities  0.3%
Ameren  22,245 2,402
Engie (EUR)  71,081 2,193
National Grid (GBP) (6) 141,999 2,279
6,874

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities  0.0%
California Water Service Group  8,809 397
Middlesex Water  4,576 241
638
Total Utilities 22,358
Total Miscellaneous Common Stocks  0.1% (11) 1,479
Total Common Stocks (Cost $558,974) 1,083,636
CONVERTIBLE PREFERRED STOCKS  0.3%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (5)(7)
(8)(9) 10,166 26
26
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (5)(7)(9) 22,936 19
19
Total Consumer Discretionary 45
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $47 (5)(7)(9) 2,528 —
Total Consumer Staples —
HEALTH CARE  0.0%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $95 (5)(7)(9) 4,429 95
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $93 (5)(7)(9) 28,185 93
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $94 (5)(7)(9) 10,974 122
310
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(7)
(9) 68,919 57
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $57 (5)(7)
(9) 116,595 75
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $51 (5)(7)
(9) 78,645 51
183

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(7)(9) 54,988 16
16
Life Sciences Tools & Services  0.0%
Cellares, Series D, Acquisition Date: 12/12/25, Cost $105 (5)
(7)(9) 8,802 106
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (5)(7)(9) 5,327 93
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $73 (5)(7)(9) 6,934 23
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(7)(9) 7,007 153
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (5)(7)(9) 3,255 71
446
Total Health Care 955
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (5)(7)(9) 1,856 —
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $220 (5)(7)(9) 3,187 220
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (5)(7)
(9) 26,194 94
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (5)(7)(9) 4,650 17
VSE, 5.75%, 2/1/29  6,133 298
629
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (5)(7)(9) 5,632 17
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (5)(7)(9) 1,899 7
24
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $72 (5)(7)(9) 3,445 2
2
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $297 (5)
(7)(9)(10) 297 297
297
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(7)(9) 11,613 94

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(7)(9) 16,497 134
228
Total Industrials & Business Services 1,180
INFORMATION TECHNOLOGY  0.2%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  7,074 474
474
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(7)(9) 3,986 2
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (5)(7)
(9) 1,224 —
2
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (5)
(7)(9) 1,283 109
Sifive, Series G, Acquisition Date: 3/2/26, Cost $299 (5)(7)(9) 34,240 299
408
Software  0.2%
Anthropic, Series H-1, Acquisition Date: 5/28/26, Cost $955 (5)
(7)(9) 1,622 955
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (5)(7)(9) 16 24
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (5)(7)(9) 1 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)
(7)(9) 2,493 474
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)
(7)(9) 5,892 1,119
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (5)(7)
(9) 593 113
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(7)(9) 7,205 154
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (5)(7)(9) 12,058 182
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (5)(7)(9) 3,303 51
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $227 (5)(7)
(9) 330 227
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(7)(9) 13,365 31
3,332
Total Information Technology 4,216

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(7)(9) 1,853 87
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(7)
(9) 2,982 33
120
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (5)(7)(9) 2,736 308
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $102 (5)(7)(9) 1,194 135
443
Total Materials 563
Total Convertible Preferred Stocks (Cost $6,382) 6,959
CORPORATE BONDS  3.5%
3M, 5.15%, 3/15/35  315,000 318
Abbott Laboratories, 4.65%, 3/15/36  250,000 243
Abbott Laboratories, 5.50%, 3/15/56  290,000 283
AbbVie, 4.80%, 3/15/29  300,000 303
AbbVie, 5.40%, 3/15/54  290,000 279
AEP Transmission, 5.25%, 6/1/36  75,000 76
AES, 5.80%, 3/15/32  455,000 463
Airbnb, 4.65%, 3/16/31  400,000 400
Amazon.com, 5.45%, 11/20/55  435,000 415
Ameren, 5.00%, 5/15/36  225,000 220
American Homes 4 Rent, 5.25%, 3/15/35  80,000 80
American Tower, 4.70%, 12/15/32  105,000 104
American Tower, 4.90%, 3/15/30  40,000 40
Anglo American Capital, 5.00%, 3/21/33 (1) 200,000 199
Antofagasta, 5.625%, 9/9/35  200,000 202
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 169
APA Infrastructure, 5.125%, 9/16/34 (1) 89,000 88
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 79
Appalachian Power, 5.65%, 4/1/34  76,000 78
Aptiv Swiss Holdings, 3.10%, 12/1/51  440,000 271
Ares Capital, 5.10%, 1/15/31  20,000 19
Ares Capital, 5.55%, 1/15/30  75,000 75
Ares Capital, 5.80%, 3/8/32  30,000 30
Ares Capital, 5.95%, 7/15/29  42,000 42
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 75,000 74

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aspen Insurance Holdings, 5.75%, 7/1/30  130,000 134
AT&T, 3.50%, 9/15/53  445,000 294
AT&T, 4.55%, 11/1/32  170,000 167
AT&T, 5.25%, 10/30/36  465,000 460
AT&T, 6.20%, 10/30/56  310,000 312
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 317
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 246
Augusta SpinCo, 4.945%, 3/23/33  90,000 90
Augusta SpinCo, 5.245%, 3/23/36  165,000 165
Automatic Data Processing, 5.00%, 5/7/36  310,000 309
BAE Systems, 5.30%, 3/26/34 (1) 200,000 204
Baker Hughes Holdings, 5.85%, 6/15/56  300,000 299
Banco Santander, 5.127%, 11/6/35  200,000 196
Banco Santander Chile, 4.55%, 11/20/30 (1) 290,000 287
Bank Hapoalim, 4.722%, 7/14/29 (1) 360,000 356
Bank of America, VR, 1.898%, 7/23/31 (12) 810,000 723
Bank of America, VR, 5.464%, 5/9/36 (12) 320,000 327
Bank of America, VR, 5.511%, 1/24/36 (12) 415,000 425
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (12) 240,000 240
Bank of New York Mellon, VR, 5.085%, 4/23/37 (12) 310,000 308
Barclays, VR, 5.785%, 2/25/36 (12) 200,000 204
BAT Capital, 5.35%, 8/15/32  320,000 329
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 426
Beignet Investor, 6.581%, 5/30/49 (1) 327,000 336
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 99
Blackstone Private Credit Fund, 5.25%, 4/1/30  120,000 117
Blackstone Private Credit Fund, 5.60%, 11/22/29  28,000 28
Blackstone Secured Lending Fund, 5.25%, 9/4/29  45,000 44
Boeing, 3.75%, 2/1/50  424,000 310
Boeing, 5.04%, 5/1/27  465,000 468
Boeing, 6.388%, 5/1/31  150,000 160
Boeing, 6.528%, 5/1/34  118,000 129
Boeing, 6.858%, 5/1/54  572,000 646
Bon Secours Mercy Health, 3.464%, 6/1/30  100,000 96
Boston Gas, 6.119%, 7/20/53 (1) 105,000 104
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 334
Brixmor Operating Partnership, 4.85%, 2/15/33  40,000 39
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 71
Brixmor Operating Partnership, 5.375%, 6/15/36  175,000 174
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 270,000 268
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 247
Cadence Design Systems, 4.70%, 9/10/34  204,000 201
CaixaBank, VR, 5.581%, 7/3/36 (1)(12) 200,000 202

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CaixaBank, VR, 6.037%, 6/15/35 (1)(12) 270,000 282
Capital One Financial, VR, 7.624%, 10/30/31 (12) 55,000 61
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)(13) 243,662 253
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(13) 332,308 367
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  415,000 415
CBRE Services, 4.80%, 6/15/30  80,000 80
CBRE Services, 4.90%, 1/15/33  60,000 59
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 104
Centene, 4.625%, 12/15/29  295,000 287
CFE Fibra, 5.875%, 9/23/40 (1) 197,160 193
Charles Schwab, VR, 5.493%, 5/21/37 (12) 160,000 162
Charter Communications Operating, 6.384%, 10/23/35  334,000 336
Charter Communications Operating, 6.55%, 6/1/34  109,000 112
Cheniere Energy, 5.20%, 7/30/36 (1) 95,000 94
Cheniere Energy Partners, 3.25%, 1/31/32  50,000 46
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 125,000 125
Cheniere Energy Partners, 5.55%, 10/30/35  163,000 166
Cheniere Energy Partners, 5.75%, 8/15/34  21,000 22
Cheniere Energy Partners, 5.95%, 6/30/33  8,000 8
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 75,000 76
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 199
Cigna Group, 4.50%, 9/15/30  80,000 80
Cigna Group, 6.00%, 1/15/56  110,000 112
Citigroup, VR, 4.952%, 5/7/31 (12) 415,000 418
Citigroup, VR, 5.174%, 9/11/36 (12) 95,000 95
Cofinimmo, 0.875%, 12/2/30 (EUR)  100,000 104
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 170,000 174
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 90,000 91
CommonSpirit Health, 2.782%, 10/1/30  24,000 22
Commonwealth Edison, 5.85%, 6/1/56  115,000 116
Constellation Brands, 4.85%, 5/6/31  115,000 115
Constellation Energy Generation, 3.75%, 3/1/31 (1) 112,000 107
Constellation Energy Generation, 4.625%, 2/1/29 (1) 95,000 95
Constellation Energy Generation, 5.00%, 2/1/31 (1) 97,000 97
Constellation Energy Generation, 5.75%, 3/15/54  265,000 261
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 196
Credit Agricole, VR, 4.818%, 9/25/33 (1)(12) 565,000 553
CVS Health, 5.00%, 9/15/32  105,000 105
CVS Health, 5.05%, 3/25/48  549,000 482
CVS Health, 5.625%, 2/21/53  335,000 313
Danske Bank, VR, 4.662%, 3/27/29 (1)(12) 200,000 200
Deere, 5.45%, 1/16/35  300,000 311

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 5.40%, 4/18/34  185,000 189
Diamondback Energy, 5.75%, 4/18/54  554,000 545
Eaton, 4.80%, 3/6/36  200,000 197
Ecolab, 4.60%, 6/15/29  615,000 618
Ecolab, 5.15%, 6/15/33  190,000 193
Edison International, 5.00%, 5/5/28  60,000 60
Eli Lilly, 4.85%, 5/20/36  310,000 308
Eli Lilly, 5.55%, 10/15/55  175,000 175
EMD Finance, 4.625%, 10/15/32 (1) 425,000 419
ERAC USA Finance, 4.50%, 10/30/29 (1) 155,000 155
ERAC USA Finance, 4.70%, 4/30/31 (1) 370,000 369
Eversource Energy, 5.95%, 7/15/34  203,000 212
Federation des Caisses Desjardins du Quebec, 5.021%,
5/27/31 (1) 200,000 202
Ferrari, 3.625%, 5/21/30 (EUR)  120,000 142
Fidelity National Information Services, 4.80%, 3/10/31  205,000 204
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (12) 430,000 421
FirstEnergy, 2.65%, 3/1/30  268,000 248
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 45
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 130,000 129
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 99
Fiserv, 4.55%, 2/15/31  440,000 431
Florida Power & Light, 5.60%, 2/15/66  145,000 139
Flowserve, 5.70%, 5/15/36  114,000 115
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 198
Ford Motor Credit, 5.73%, 9/5/30  200,000 202
Ford Motor Credit, 7.35%, 3/6/30  440,000 468
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 210
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 211
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 211
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 213
Freeport-McMoRan, 4.25%, 3/1/30  74,000 73
Freeport-McMoRan, 4.375%, 8/1/28  121,000 120
Freeport-McMoRan, 4.625%, 8/1/30  50,000 50
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 180
GA Global Funding Trust, 5.50%, 4/1/32 (1) 190,000 189
General Electric, 4.30%, 7/29/30  155,000 154
General Electric, 4.90%, 1/29/36  130,000 130
General Motors Financial, 5.45%, 1/8/36  65,000 65
General Motors Financial, 5.55%, 7/15/29  230,000 235
General Motors Financial, 6.40%, 1/9/33  78,000 83
Georgia Power, 4.00%, 10/1/28  225,000 223

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Georgia Power, 4.60%, 6/15/29  225,000 226
Gilead Sciences, 4.40%, 5/20/29  475,000 475
GLP Capital, 5.25%, 2/15/33  185,000 182
GLP Capital, 5.625%, 3/1/36  135,000 133
Goldman Sachs Group, VR, 3.615%, 3/15/28 (12) 390,000 388
Goldman Sachs Group, VR, 4.692%, 10/23/30 (12) 305,000 305
Goldman Sachs Group, VR, 5.016%, 10/23/35 (12) 335,000 330
Golub Capital Private Credit Fund, 5.875%, 5/1/30  238,000 236
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  392,000 402
Harbour Energy, 6.327%, 4/1/35 (1) 495,000 510
HCA, 4.60%, 11/15/32  340,000 332
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 151
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 301
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 131
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 432
Heathrow Funding, 1.875%, 3/14/34 (EUR)  165,000 166
Honeywell Aerospace, 5.732%, 3/16/56 (1) 220,000 220
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 100,000 101
HSBC Holdings, VR, 4.619%, 11/6/31 (12) 200,000 198
HUT 8 DC, 6.192%, 11/15/42 (1) 470,000 475
Hyundai Capital America, 4.25%, 9/18/28 (1) 40,000 40
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 194
Hyundai Capital America, 4.55%, 1/8/31 (1) 235,000 232
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 129
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 102
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 61
Hyundai Capital America, 6.10%, 9/21/28 (1) 40,000 41
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 120
Imperial Brands Finance, 6.375%, 7/1/55 (1) 405,000 413
ING Groep, VR, 5.42%, 3/23/37 (12) 275,000 276
Intel, 5.30%, 5/15/36  95,000 95
Intel, 5.60%, 2/21/54  254,000 239
Intercontinental Exchange, 4.35%, 6/15/29  130,000 130
IPALCO Enterprises, 5.75%, 4/1/34  170,000 169
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 475,000 438
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 330,000 309
JPMorgan Chase, VR, 4.603%, 10/22/30 (12) 305,000 304
JPMorgan Chase, VR, 4.81%, 10/22/36 (12) 185,000 180
JPMorgan Chase, VR, 4.898%, 1/22/37 (12) 440,000 429
JPMorgan Chase, VR, 4.946%, 10/22/35 (12) 225,000 222
JPMorgan Chase, VR, 5.336%, 1/23/35 (12) 165,000 167
Kentucky Utilities, 5.85%, 8/15/55  30,000 30

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kenvue, 5.05%, 3/22/28  69,000 70
L3Harris Technologies, 4.40%, 6/15/28  300,000 300
Las Vegas Sands, 3.50%, 8/18/26  170,000 170
Leidos, 4.10%, 3/15/29  70,000 69
Louisville Gas & Electric, 5.85%, 8/15/55  30,000 30
M&T Bank, VR, 5.40%, 7/30/35 (12) 83,000 83
Mars, 5.65%, 5/1/45 (1) 210,000 208
Marvell Technology, 2.95%, 4/15/31  247,000 228
Marvell Technology, 4.75%, 7/15/30  40,000 40
Medline Borrower, 3.875%, 4/1/29 (1) 285,000 277
Medline Borrower, 5.00%, 6/15/31 (1) 460,000 460
Medline Borrower, 5.25%, 6/15/33 (1) 210,000 210
Medline Borrower, 6.25%, 4/1/29 (1) 85,000 87
Meta Platforms, 4.875%, 11/15/35  195,000 190
Meta Platforms, 5.25%, 5/15/36  295,000 295
Meta Platforms, 5.50%, 11/15/45  240,000 225
Meta Platforms, 5.625%, 11/15/55  500,000 461
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 506
Morgan Stanley, VR, 5.173%, 1/16/30 (12) 285,000 288
Morgan Stanley, VR, 5.296%, 4/10/37 (12) 189,000 188
Morgan Stanley, VR, 5.32%, 7/19/35 (12) 83,000 84
Morgan Stanley, VR, 5.664%, 4/17/36 (12) 130,000 134
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (12) 430,000 417
Motorola Solutions, 5.40%, 4/15/34  140,000 142
Motorola Solutions, 5.55%, 8/15/35  280,000 286
National Bank of Canada, VR, 4.928%, 6/4/32 (12) 250,000 250
National Fuel Gas, 4.75%, 5/15/29  55,000 55
National Fuel Gas, 5.05%, 10/15/31  150,000 150
Nevada Power, Series CC, 3.70%, 5/1/29  55,000 54
NextEra Energy Capital Holdings, 5.85%, 3/1/56  435,000 427
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 180,000 179
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 161
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 100,000 99
NSTAR Electric, 3.20%, 5/15/27  160,000 159
NTT Finance, 4.876%, 7/16/30 (1) 200,000 201
NTT Finance, 5.171%, 7/16/32 (1) 200,000 201
NTT Finance, 5.502%, 7/16/35 (1) 200,000 203
Nutrien, 4.85%, 5/29/31  130,000 130
Nutrien, 5.25%, 3/12/32  33,000 34
Nutrien, 5.35%, 5/29/36  80,000 80
Nutrien, 5.40%, 6/21/34  16,000 16
NXP, 3.125%, 2/15/42  208,000 151
NXP, 3.25%, 11/30/51  593,000 392

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Occidental Petroleum, 6.05%, 10/1/54  155,000 157
Occidental Petroleum, 8.875%, 7/15/30  705,000 801
ONEOK, 5.05%, 11/1/34  200,000 197
ONEOK, 6.05%, 9/1/33  528,000 555
Oracle, 4.70%, 9/27/34  38,000 35
Oracle, 4.80%, 9/26/32  120,000 115
Oracle, 5.20%, 9/26/35  186,000 177
Oracle, 5.70%, 2/4/36  610,000 599
Oracle, 5.95%, 9/26/55  440,000 385
Orange, 5.00%, 1/13/36 (1) 235,000 231
Orbia Advance Corp., 6.80%, 5/13/30 (1) 280,000 282
Pacific Gas & Electric, 3.50%, 8/1/50  106,000 71
Pacific Gas & Electric, 4.95%, 7/1/50  105,000 88
Pacific Gas & Electric, 5.00%, 6/4/28  130,000 131
Pacific Gas & Electric, 5.05%, 10/15/32  230,000 229
Pacific Gas & Electric, 5.20%, 5/1/36  150,000 146
Pacific Gas & Electric, 5.90%, 10/1/54  59,000 56
Pacific Gas & Electric, 6.00%, 5/1/56  110,000 106
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 655
Pfizer Investment Enterprises, 4.45%, 5/19/28  150,000 150
Philip Morris International, 4.625%, 10/29/35  295,000 285
Philip Morris International, 4.875%, 4/29/36  195,000 191
PNC Financial Services Group, VR, 5.373%, 7/21/36 (12) 100,000 101
PNC Financial Services Group, VR, 5.575%, 1/29/36 (12) 155,000 159
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  100,000 115
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 150,000 147
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 160,000 154
Public Service of New Hampshire, 4.40%, 7/1/28  170,000 170
Public Service of Oklahoma, 5.45%, 1/15/36  350,000 354
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(14) 475,000 275
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 310,000 311
Regal Rexnord, 6.05%, 4/15/28  295,000 302
Reinsurance Group of America, 6.00%, 9/15/33  364,000 380
Revvity, 1.90%, 9/15/28  111,000 104
Revvity, 2.25%, 9/15/31  150,000 132
RGA Global Funding, 5.00%, 8/25/32 (1) 190,000 189
Rogers Communications, 3.80%, 3/15/32  330,000 308
Rogers Communications, 5.00%, 2/15/29  342,000 345
Rogers Communications, 5.30%, 2/15/34  385,000 383
RTX, 2.82%, 9/1/51  327,000 202
RTX, 3.03%, 3/15/52  100,000 64
RTX, 4.125%, 11/16/28  255,000 253
RTX, 5.15%, 2/27/33  103,000 105

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Salesforce, 2.90%, 7/15/51  106,000 63
Salesforce, 4.50%, 3/15/28  305,000 306
Salesforce, 6.55%, 3/15/56  250,000 255
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 120,000 119
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 85
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 156
San Diego Gas & Electric, Series DDDD, 5.20%, 3/15/36  110,000 110
Santander Holdings USA, VR, 5.473%, 3/20/29 (12) 175,000 177
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 369
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 429
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 72
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 320
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 325
Schlumberger Investment, 5.15%, 5/7/36  385,000 385
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 165
Sempra, 5.25%, 3/15/36  80,000 79
SNF Group, 4.50%, 3/15/32 (EUR)  125,000 148
Societe Generale, VR, 2.797%, 1/19/28 (1)(12) 275,000 272
Societe Generale, VR, 5.50%, 4/13/29 (1)(12) 305,000 309
Solventum, 5.90%, 4/30/54  273,000 270
Southern California Edison, 4.80%, 3/15/33  125,000 122
Southern California Edison, 4.95%, 9/15/31  150,000 150
Southern California Gas, 5.45%, 6/15/35  135,000 138
Southern California Gas, 5.90%, 6/1/56  200,000 200
Southern Gas Capital, Series B, 5.10%, 9/15/35  95,000 94
Southern Power, Series B, 4.90%, 10/1/35  90,000 88
Sprint Capital, 8.75%, 3/15/32  295,000 350
Standard Chartered, VR, 4.529%, 6/5/32 (1)(12) 730,000 714
Standard Chartered, VR, 6.301%, 1/9/29 (1)(12) 200,000 205
Sutter Health, 5.164%, 8/15/33  100,000 101
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 51
Sutter Health, Series 2025, 5.537%, 8/15/35  195,000 202
Synopsys, 4.85%, 4/1/30  220,000 221
Synopsys, 5.70%, 4/1/55  220,000 215
T-Mobile USA, 3.50%, 4/15/31  250,000 237
T-Mobile USA, 4.625%, 1/15/33  435,000 428
T-Mobile USA, 5.00%, 2/15/36  335,000 330
T-Mobile USA, 5.05%, 7/15/33  475,000 478
T-Mobile USA, 5.70%, 1/15/56  285,000 273
T-Mobile USA, 5.875%, 11/15/55  135,000 133
Targa Resources, 5.65%, 2/15/36  100,000 102
Targa Resources, 6.15%, 3/1/29  115,000 120
Thermo Fisher Scientific, 4.55%, 6/15/33  70,000 69

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific, 4.894%, 10/7/37  260,000 256
Thermo Fisher Scientific, 5.546%, 2/12/46  115,000 114
Time Warner Cable, 6.75%, 6/15/39  131,000 130
Time Warner Cable, 7.30%, 7/1/38  38,000 40
Toronto-Dominion Bank, 4.866%, 4/22/33  310,000 308
Toronto-Dominion Bank, 4.928%, 10/15/35  170,000 167
TotalEnergies Capital International, 3.127%, 5/29/50  144,000 97
TotalEnergies Capital International, 3.461%, 7/12/49  125,000 89
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 35,000 35
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 314
Uber Technologies, 4.80%, 9/15/34  47,000 46
Uber Technologies, 4.80%, 9/15/35  235,000 229
UnitedHealth Group, 4.50%, 4/15/33  310,000 303
UnitedHealth Group, 5.30%, 6/15/35  130,000 132
UnitedHealth Group, 5.95%, 6/15/55  75,000 77
Ventas Realty, 5.00%, 2/15/36  371,000 364
Verizon Communications, 5.875%, 11/30/55  330,000 324
Vertiv Holdings, 5.80%, 3/15/56  30,000 30
Vistra Operations, 5.55%, 4/30/36 (1) 310,000 308
Vistra Operations, 5.70%, 12/30/34 (1) 8,000 8
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 108
Vistra Operations, 6.95%, 10/15/33 (1) 380,000 413
Wells Fargo, VR, 5.15%, 4/23/31 (12) 706,000 716
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 145,000 144
Xylem, 5.20%, 6/1/33  50,000 51
Total Corporate Bonds (Cost $75,158) 74,631
EQUITY FUNDS  9.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,275,327 117,475
T. Rowe Price Real Assets Fund - I Class (3) 4,028,318 80,123
Total Equity Funds (Cost $98,520) 197,598
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.3%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 330,000 329
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 198
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 200,000 196
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 510
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 400,000 395
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 300,000 302
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 201

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 203,054 207
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 160,000 189
Petroleos Mexicanos, 5.95%, 1/28/31  300,000 296
Petroleos Mexicanos, 6.75%, 9/21/47  105,000 88
Petroleos Mexicanos, 7.69%, 1/23/50  77,000 71
Petroleos Mexicanos, 8.75%, 6/2/29  315,000 339
Petroleos Mexicanos, 10.00%, 2/7/33  360,000 423
Republic of Brazil, 6.00%, 10/20/33  280,000 282
Republic of Chile, 3.10%, 5/7/41  560,000 428
Republic of Colombia, 7.75%, 11/7/36  270,000 283
Republic of Romania, 5.75%, 7/4/36 (1) 200,000 191
Republic of Romania, 6.625%, 5/16/36 (1) 414,000 424
State of Israel, Series 10Y, 5.50%, 3/12/34  261,000 265
STC Sukuk, 3.89%, 5/13/29 (1) 760,000 743
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 198
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 199
United Mexican States, 6.125%, 2/9/38  280,000 275
Total Foreign Government Obligations & Municipalities
(Cost $7,011) 7,032
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 48
48
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  50,000 54
54
Total Municipal Securities (Cost $100) 102
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.0%
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  130,000 132
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 155
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.901%, 11/15/34 (1) 195,000 2
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  300,000 304
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.674%, 10/10/42 (1) 110,000 109
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 133,581 133

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BRAVO Residential Funding Trust, Series 2026-NQM4, Class
A1, CMO, ARM, 5.183%, 3/25/66 (1) 211,461 211
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class
A1, CMO, ARM, 5.395%, 8/25/62 (1) 381,754 381
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.92%, 12/15/39 (1) 262,682 263
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.268%, 5/15/41 (1) 418,266 419
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.027%, 6/15/35 (1) 100,000 100
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.327%, 5/15/43 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 44,009 39
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 126,833 108
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%,
5/25/71 (1) 288,076 287
COLT Mortgage Loan Trust, Series 2026-3, Class A1, CMO,
ARM, 5.119%, 5/25/71 (1) 120,000 120
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.269%, 8/15/41 (1) 305,000 304
Connecticut Avenue Securities, Series 2025-R01, Class 1A1,
CMO, ARM, SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 49,885 50
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 5/25/44 (1) 73,123 73
Connecticut Avenue Securities Trust, Series 2024-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 7/25/44 (1) 80,773 81
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.062%, 3/25/45 (1) 31,218 31
Connecticut Avenue Securities Trust, Series 2025-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 5/25/45 (1) 48,023 48
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.612%, 7/25/45 (1) 716,702 718
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 4.812%, 7/25/45 (1) 146,102 146
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1A1, CMO, ARM, SOFR30A + 0.90%, 4.512%, 9/25/45 (1) 73,603 74
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1M1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 94,658 95
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.662%, 2/25/46 (1) 220,348 220
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2A1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 4/25/46 (1) 82,182 82
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2M1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 4/25/46 (1) 477,769 478

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cross, Series 2026-NQM6, Class A2, CMO, STEP, 5.521%,
5/25/71 (1) 139,004 139
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 158,162 158
Cross Mortgage Trust, Series 2025-H7, Class A1, CMO, ARM,
4.934%, 9/25/70 (1) 321,134 319
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 548,908 547
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 223,285 224
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 124,727 125
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%,
4/25/71 (1) 97,235 97
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.549%, 3/25/50 (1) 87,419 85
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 275,731 226
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 17,612 16
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 8,637 8
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 161,468 162
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 520,994 522
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 250,000 223
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.504%, 7/25/44 (1) 1,374 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 135,921 117
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 74,539 74
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 230,965 231
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 149,248 150
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 323,901 321
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.488%, 1/25/71 (1) 384,386 386
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 97,985 98
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 199,510 168

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 46,359 42
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 53,584 48
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.567%, 12/25/50 (1) 212,487 188
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 49,422 44
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 379 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 834 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.217%, 6/25/50 (1) 217,051 191
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 169,726 169
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, CMO,
ARM, SOFR30A + 1.35%, 4.975%, 3/20/56 (1) 32,555 33
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 219,049 220
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.754%, 10/15/42 (1) 115,000 114
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.219%, 5/15/41 (1) 375,000 370
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 4.812%, 8/25/70 (1) 195,325 196
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 92,457 93
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 80,153 80
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 210,913 210
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 202,385 167
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 85,227 85
New Residential Mortgage Loan Trust, Series 2026-NQM4,
Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 246,374 245
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 135,000 132
NYC Trust, Series 2026-9W57, Class A, ARM, 5.053%,
6/6/40 (1) 695,000 693
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 199,198 200
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 69,421 60

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 90,622 91
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.762%, 7/27/65 (1) 94,398 95
OBX Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.173%,
2/25/66 (1) 196,155 196
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 98,078 98
OBX Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.321%,
1/25/66 (1) 281,320 282
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 365,810 362
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 895,490 651
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 395,000 401
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 118,559 119
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.019%, 5/15/39 (1) 440,000 441
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  86,939 85
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.782%, 8/25/47 (1) 154,376 146
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 20,095 19
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 6,277 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 18,912 17
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO,
ARM, 5.188%, 4/25/66 (1) 358,204 357
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 93,215 92
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%, 8.112%,
6/25/42 (1) 50,000 52
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.312%,
9/25/42 (1) 60,000 62
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 5/25/44 (1) 551,083 553
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.862%, 3/25/44 (1) 199,518 200
Structured Agency Credit Risk Debt Notes, Series 2025-DNA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 1/25/45 (1) 59,375 59

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 5/25/45 (1) 24,750 25
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 9/25/45 (1) 31,500 32
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.712%, 9/25/45 (1) 75,622 76
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.562%, 2/25/45 (1) 37,400 37
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.812%, 3/25/46 (1) 347,461 347
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/46 (1) 45,000 45
Towd Point Mortgage Trust, Series 2017-3, Class M1, CMO,
ARM, 3.50%, 7/25/57 (1) 648,000 632
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.699%, 10/25/59 (1) 150,368 151
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.803%, 6/25/65 (1) 229,653 232
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.803%, 6/25/65 (1) 119,079 119
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.102%, 1/25/66 (1) 94,837 94
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.218%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 264,157 217
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 215,000 215
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 693
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $21,138) 20,680
PRIVATE INVESTMENT COMPANIES  6.0%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 41,743 127,938
Total Private Investment Companies (Cost $81,748) 127,938
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.6%
U.S. Government Agency Obligations  2.8%
Federal Home Loan Mortgage
2.50%, 4/1/30  40,543 40
3.00%, 12/1/42 - 4/1/43  574,823 527

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 8/1/42 - 3/1/46  650,002 611
4.00%, 8/1/40 - 12/1/41  268,960 259
4.50%, 6/1/39 - 10/1/41  189,888 187
5.00%, 12/1/36 - 8/1/40  70,834 72
6.00%, 10/1/32 - 8/1/38  41,823 43
6.50%, 5/1/32 - 10/1/32  3,400 4
7.00%, 4/1/32 - 6/1/32  3,107 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  2,673 3
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  4,891 5
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  4,133 4
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  746,166 100
2.50%, 7/25/50  1,548,557 264
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  48,373 44
2.00%, 8/1/36 - 9/1/52  3,759,344 3,079
2.50%, 3/1/42 - 1/1/54  3,000,595 2,555
3.00%, 5/1/31 - 7/1/52  999,691 896
3.50%, 11/1/47 - 11/1/50  405,503 376
4.00%, 8/1/37 - 9/1/52  354,673 341
4.50%, 9/1/37 - 10/1/53  814,670 789
5.00%, 10/1/52 - 4/1/56  2,401,706 2,375
5.50%, 8/1/53 - 10/1/55  2,217,176 2,239
6.00%, 6/1/53 - 8/1/55  2,898,028 2,976
6.50%, 11/1/53 - 9/1/55  658,678 688
Federal National Mortgage Assn.
3.00%, 2/1/44  4,369 4
3.50%, 6/1/42 - 5/1/46  349,344 328
4.00%, 11/1/40  117,562 114
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.857%,
6.453%, 8/1/36  7,723 8
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  266,507 35
2.50%, 5/25/47  857,947 112
6.50%, 2/25/32  1,238 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  641,786 557
2.00%, 9/1/36 - 4/1/52  9,215,021 7,590
2.50%, 1/1/32 - 6/1/52  5,179,697 4,419
3.00%, 8/1/27 - 7/1/52  3,039,520 2,766
3.50%, 2/1/35 - 1/1/52  1,392,322 1,305
4.00%, 7/1/35 - 12/1/52  1,858,361 1,791

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 7/1/39 - 3/1/56  1,082,312 1,064
5.00%, 7/1/33 - 1/1/56  1,656,291 1,650
5.50%, 11/1/34 - 11/1/55  3,110,000 3,145
6.00%, 3/1/33 - 10/1/55  2,691,463 2,778
6.50%, 7/1/32 - 8/1/55  1,253,325 1,312
7.00%, 9/1/30 - 4/1/32  1,467 2
UMBS, TBA (15)
1.50%, 6/1/41  130,000 117
2.00%, 6/1/41 - 6/1/56  3,335,000 2,759
2.50%, 6/1/41 - 6/1/56  2,125,000 1,830
3.00%, 6/1/56  1,210,000 1,057
3.50%, 6/1/56  1,650,000 1,500
4.00%, 6/1/56  1,500,000 1,404
4.50%, 6/1/56  990,000 950
5.00%, 6/1/56  1,570,000 1,545
5.50%, 6/1/56  1,215,000 1,220
6.00%, 6/1/56  240,000 245
6.50%, 6/1/56  325,000 338
60,426
U.S. Government Obligations  0.8%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  149,549 136
2.00%, 1/20/51 - 8/20/51  2,179,398 1,791
2.50%, 8/20/50 - 12/20/51  2,559,366 2,190
3.00%, 9/15/42 - 7/20/50  1,360,258 1,225
3.50%, 11/20/42 - 7/20/52  1,173,442 1,093
4.00%, 2/20/41 - 10/20/52  965,241 917
4.50%, 11/20/39 - 6/20/53  919,302 901
5.00%, 7/20/39 - 6/20/48  560,157 565
5.50%, 10/20/32 - 3/20/49  294,092 300
6.00%, 8/20/34 - 11/20/52  385,216 398
7.00%, 9/20/27  87 —
7.50%, 1/15/30  1,503 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  37,668 35
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,518,245 548
2.50%, 6/20/51  2,179,997 327
3.50%, 5/20/43  80,535 12
4.00%, 2/20/43  30,885 5
Government National Mortgage Assn., TBA (15)
2.00%, 6/20/56  370,000 304
2.50%, 6/20/55  660,000 564

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 6/20/56  170,000 153
4.50%, 6/20/56  1,015,000 976
5.00%, 6/20/56  1,470,000 1,452
5.50%, 6/20/56  2,260,000 2,274
6.00%, 6/20/56  120,000 122
16,290
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $79,630) 76,716
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  4.6%
U.S. Treasury Obligations  4.6%
U.S. Treasury Bonds, 2.375%, 2/15/42 (16) 1,205,000 874
U.S. Treasury Bonds, 3.375%, 8/15/42  4,530,000 3,764
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,910
U.S. Treasury Bonds, 4.00%, 11/15/42  4,260,000 3,829
U.S. Treasury Bonds, 4.00%, 11/15/52  1,445,000 1,227
U.S. Treasury Bonds, 4.125%, 8/15/53  1,745,000 1,513
U.S. Treasury Bonds, 4.25%, 2/15/54  4,265,000 3,777
U.S. Treasury Bonds, 4.25%, 8/15/54  3,445,000 3,051
U.S. Treasury Bonds, 4.375%, 8/15/43  965,000 903
U.S. Treasury Bonds, 4.50%, 2/15/44  8,695,000 8,243
U.S. Treasury Bonds, 4.50%, 11/15/54  2,585,000 2,388
U.S. Treasury Bonds, 4.625%, 11/15/44  4,015,000 3,851
U.S. Treasury Bonds, 4.625%, 2/15/55  900,000 849
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,341
U.S. Treasury Bonds, 4.75%, 8/15/55  2,245,000 2,162
U.S. Treasury Notes, 0.625%, 11/30/27  1,000,000 952
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 3,940
U.S. Treasury Notes, 3.75%, 5/15/28  940,000 935
U.S. Treasury Notes, 3.75%, 12/31/30 (16) 3,175,000 3,125
U.S. Treasury Notes, 3.75%, 8/31/31  4,495,000 4,407
U.S. Treasury Notes, 3.875%, 12/31/27  4,990,000 4,981
U.S. Treasury Notes, 3.875%, 4/30/30  4,465,000 4,428
U.S. Treasury Notes, 4.00%, 6/30/28  2,165,000 2,164
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,213
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 474
U.S. Treasury Notes, 4.00%, 3/31/30  1,300,000 1,296
U.S. Treasury Notes, 4.00%, 1/31/31  4,920,000 4,892
U.S. Treasury Notes, 4.125%, 7/31/28  2,335,000 2,340
U.S. Treasury Notes, 4.125%, 10/31/31  3,795,000 3,785
U.S. Treasury Notes, 4.25%, 6/30/29  1,040,000 1,046
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,779

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.375%, 12/31/29  2,040,000 2,059
U.S. Treasury Notes, 4.375%, 11/30/30  3,930,000 3,969
U.S. Treasury Notes, 4.375%, 1/31/32  2,405,000 2,426
U.S. Treasury Notes, 4.625%, 4/30/31  3,265,000 3,334
U.S. Treasury Notes, 4.625%, 5/31/31  945,000 965
96,192
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $98,780) 96,192
SHORT-TERM INVESTMENTS  0.9%
Commercial Paper  0.1%
4(2)  0.1%(17)
CRF Sequoia, 4.87%, 11/30/26  1,330 1,330
1,330
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.67% (3)(18) 16,702,091 16,702
16,702
Total Short-Term Investments (Cost $18,032) 18,032
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (3)(18) 2,729,680 2,730
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,730
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (3)(18) 2,500,990 2,501
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,501
Total Securities Lending Collateral (Cost $5,231) 5,231

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap, 1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.63% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 57,650 21
Total Options Purchased (Cost $89) 21
Total Investments in Securities
101.0% of Net Assets
(Cost $1,508,194) $ 2,142,636
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $71,807 and represents 3.4% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) See Note 4. All or a portion of this security is on loan at May 31, 2026.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,854 and represents 0.4% of net assets.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2026, were $429 and were valued at $429 (0.0% of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(15) See Note Footnote 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $18,810 and represents 0.9% of net assets.
(16) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,330 and represents 0.1% of net assets.
(18) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.63% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 57,650 (10)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $80.00 1,209 9,709 (41)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $80.00 1,209 9,709 (33)
Morgan Stanley
S&P 500 Index, Put,
7/17/26 @ $6,975.00 109 82,623 (310)
Morgan Stanley
S&P 500 Index, Put,
8/21/26 @ $6,850.00 19 14,402 (96)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $79.00 1,199 9,629 (162)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $79.00 1,199 9,629 (13)
Total Options Written (Premiums $(670)) $ (665)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,225 524 475 49
Total Bilateral Credit Default Swaps, Protection
Sold 475 49
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 69 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 109 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.049% (SOFR
+ 0.48%) at Maturity, 8/12/26 26 — — —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 24 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 32 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 171 4 3 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 106 2 1 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 64 1 1 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 22 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 35 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 30 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 33 — — —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.926% (SOFR + 0.35%) Monthly,
1/18/28 755 9 — 9
Total Bilateral Total Return Swaps 10 12
Total Bilateral Swaps 485 61
** Includes interest purchased or sold but not yet collected of $10.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/24/26 CAD 304 USD 221 $ 1
State Street 7/24/26 USD 954 CAD 1,300 9
State Street 8/21/26 USD 1,685 EUR 1,443 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 7 Euro BOBL contracts 6/26 (948) $ 15
Short, 3 Euro BUND contracts 6/26 (443) 8
Short, 29 MSCI EAFE Index contracts 6/26 (4,511) (250)
Short, 7 S&P 500 E-Mini Index contracts 6/26 (2,659) 1
Long, 14 U.S. Treasury Notes five year contracts 9/26 1,501 7
Long, 103 U.S. Treasury Notes two year contracts 9/26 21,276 43
Short, 25 Ultra U.S. Treasury Notes ten year
contracts 9/26 (2,802) (7)
Net payments (receipts) of variation margin to date 197
Variation margin receivable (payable) on open futures contracts $ 14

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.25%  $ (1,232) $ 693 $ 3,809
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.65%  41 4,571 3,596
T. Rowe Price Inflation Protected Bond Fund - I
Class, 14.52%  (12) 1 455
T. Rowe Price Institutional Emerging Markets
Equity Fund  4,482 42,890 1,059
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.51%  (100) (188) 1,601
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.34%  (93) 335 3,673
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 4.04%  — (53) 3,294
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 13.39%  (13) (25) 437
T. Rowe Price Real Assets Fund - I Class  4,886 19,989 2,675
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.95%  (2,350) 2,492 1,792
T. Rowe Price Government Reserve Fund,
3.67% — — 949++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 1,245++
Affiliates not held at period end (11,863) 9,488 4,257
Totals $ (6,254)# $ 80,193 $ 28,842+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.25%  $ 50,562 $ 36,851 $ 5,938 $ 82,168
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.65%  53,692 10,828 2,007 67,084
T. Rowe Price Inflation
Protected Bond Fund - I Class,
14.52%  8,714 5,455 812 13,358
T. Rowe Price Institutional
Emerging Markets Equity
Fund  88,069 2,424 15,908 117,475
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  22,883 2,097 2,876 21,916
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.34%  50,616 5,964 1,293 55,622
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 4.04%  87,811 13,234 278 100,714
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 13.39%  8,957 2,362 513 10,781
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  60,090 4,256 73,834 —
T. Rowe Price Real Assets
Fund - I Class  79,013 2,675 21,554 80,123
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.95%  43,591 4,037 6,351 43,769
T. Rowe Price Government
Reserve Fund, 3.67% 8,384  ¤  ¤ 16,702
T. Rowe Price Treasury
Reserve Fund, 3.67% 63,635  ¤  ¤ 5,231
Total $ 614,943^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $1,365 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $28,842 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $545,397.

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,508,194) $ 2,142,636
Receivable for investment securities sold 7,341
Interest and dividends receivable 3,903
Foreign currency (cost $1,563) 1,565
Receivable for shares sold 521
Bilateral swap premiums paid 485
Cash 131
Unrealized gain on bilateral swaps 61
Variation margin receivable on futures contracts 14
Unrealized gain on forward currency exchange contracts 10
Other assets 2,696
Total assets 2,159,363
Liabilities
Payable for investment securities purchased 30,333
Obligation to return securities lending collateral 5,231
Payable for shares redeemed 1,419
Options written (premiums $670) 665
Investment management fees payable 659
Due to affiliates 89
Unrealized loss on forward currency exchange contracts 5
Payable to directors 1
Other liabilities 287
Total liabilities 38,689
NET ASSETS $ 2,120,674
Net Assets Consist of:
Total distributable earnings (loss) $ 672,792
Paid-in capital applicable to 79,161,781 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,447,882
NET ASSETS $ 2,120,674
NET ASSET
VALUE
PER SHARE
Investor Class
(Net assets: $927,042; Shares outstanding: 34,587,585) $ 26.80
I Class
(Net assets: $1,193,632; Shares outstanding: 44,574,196) $ 26.78

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $467) $ 43,765
.
  Interest 11,220
Securities lending 35
Other 1
Total income 55,021
Expenses
Investment management 10,950
Shareholder servicing
Investor Class $ 1,469
I Class 217 1,686
Prospectus and shareholder reports
Investor Class 28
I Class 11 39
Custody and accounting 373
Legal and audit 96
Registration 61
Directors 6
Miscellaneous 44
Waived / paid by Price Associates (3,466)
Total expenses 9,789
Net investment income 45,232

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $88) 147,627
Futures (4,695)
Swaps (328)
Options written 3,759
Forward currency exchange contracts (306)
Foreign currency transactions 1
Capital gain distributions from mutual funds 1,365
Net realized gain 147,423
Change in net unrealized gain / loss
Securities 158,869
Futures (184)
Swaps (124)
Options written (64)
Forward currency exchange contracts 72
TBA Sales Commitments (9)
Other assets and liabilities denominated in foreign currencies 30
Change in net unrealized gain / loss 158,590
Net realized and unrealized gain / loss 306,013
INCREASE IN NET ASSETS FROM OPERATIONS $ 351,245

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 45,232 $ 46,370
Net realized gain 147,423 107,318
Change in net unrealized gain / loss 158,590 6,558
Increase in net assets from operations 351,245 160,246
Distributions to shareholders
Net earnings
Investor Class (74,721) (64,553)
I Class (90,125) (69,016)
Decrease in net assets from distributions (164,846) (133,569)
Capital share transactions
*
Shares sold
Investor Class 72,327 89,814
I Class 143,612 235,883
Distributions reinvested
Investor Class 72,888 62,932
I Class 87,127 67,176
Shares redeemed
Investor Class (241,352) (275,231)
I Class (180,953) (224,986)
Decrease in net assets from capital share
transactions (46,351) (44,412)
Net Assets
Increase (decrease) during period 140,048 (17,735)
Beginning of period 1,980,626 1,998,361
End of period $ 2,120,674 $ 1,980,626
*Share information (000s)
Shares sold
Investor Class 2,810 3,638
I Class 5,609 9,650
Distributions reinvested
Investor Class 2,939 2,628
I Class 3,517 2,809
Shares redeemed
Investor Class (9,348) (11,202)
I Class (7,038) (9,156)
Decrease in shares outstanding (1,511) (1,633)

T. ROWE PRICE Spectrum Moderate Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Spectrum Moderate Allocation Fund
(Investor Class) and the Spectrum Moderate Allocation Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes

T. ROWE PRICE Spectrum Moderate Allocation Fund

reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Spectrum Moderate Allocation Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated

T. ROWE PRICE Spectrum Moderate Allocation Fund

in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 307,809 $ — $ 307,809
Bond Funds 395,412 — — 395,412
Common Stocks 835,130 245,990 2,516 1,083,636
Convertible Preferred Stocks 772 — 6,187 6,959
Equity Funds 197,598 — — 197,598
Private Investment
Companies — — 127,938 127,938
Short-Term Investments 16,702 1,330 — 18,032
Securities Lending Collateral 5,231 — — 5,231
Options Purchased — 21 — 21
Total Securities 1,450,845 555,150 136,641 2,142,636
Swaps — 546 — 546
Forward Currency Exchange
Contracts — 10 — 10
Futures Contracts* 74 — — 74
Total $ 1,450,919 $ 555,706 $ 136,641 $ 2,143,266
Liabilities
Options Written $ — $ 665 $ — $ 665
Forward Currency Exchange
Contracts — 5 — 5
Futures Contracts* 257 — — 257
Total $ 257 $ 670 $ — $ 927
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2026, totaled $11,709,000 for the year ended
May 31, 2026. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment
in Securities
Common
Stocks $ 1,025 $ 502 $ 1,118 $ (83) $ — $ (46) $ 2,516
Convertible
Bonds 68 (11) — — — (57) —
Convertible
Preferred
Stocks 3,036 987 2,436 (375) 103 — 6,187
Private
Investment
Companies 85,326 13,612 37,000 (8,000) — — 127,938
Total $ 89,455 $ 15,090 $ 40,554 $ (8,458) $ 103 $ (103) $ 136,641

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 2,516 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
10%
- 100%
10% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.0x
- 9.6x
7.3x Increase
Sales growth
rate
17%
- 24%
23% Increase
Enterprise
value to gross
profit multiple
5.1x
- 12.3x
9.6x Increase
Gross profit
growth rate
17%
- 25%
24% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 6,187 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
- 30.7x
8.8x Increase
Sales growth
rate
17%
- 127%
53% Increase
Enterprise
value to gross
profit multiple
2.6x
- 32.3x
13.4x Increase
Gross profit
growth rate
17%
- 116%
46% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
- 79%
28% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Cost of capital 20%
- 38%
26% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
13%
- 40%
26% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Private
Investment
Companies
$ 127,938 Rollforward of
Investee NAV
Estimated
return
1.24% 1.24% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 94
Foreign exchange derivatives Forwards 10
Credit derivatives Bilateral Swaps and Premiums 546
Equity derivatives Futures 1
^
,*
Total $ 651
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 17
Foreign exchange derivatives Forwards 5
Credit derivatives Options Written 249
Equity derivatives Futures, Options Written 656
Total $ 927
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives
$
—
$
—
$
—
$
—
$
(57)
$
(57)
Interest rate
derivatives (186) — 215 — (790) (761)
Foreign
exchange
derivatives (21) — — (306) — (327)
Credit
derivatives (87) 90 — — 519 522
Equity
derivatives 1,703 3,669 (4,910) — — 462
Total
$
1,409
$
3,759
$
(4,695)
$
(306)
$
(328)
$
(161)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives
$
—
$
—
$
—
$
—
$
8
$
8
Interest rate
derivatives
(22) 26 (64) — 32 (28)
Foreign
exchange
derivatives
— — — 72 — 72
Credit
derivatives
— (65) — — (164) (229)
Equity
derivatives
24 (25) (120) — — (121)
Total
$
2
$
(64)
$
(184)
$
72
$
(124)
$
(298)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $178,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2026, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Spectrum Moderate Allocation Fund

derivatives consisted of $360,000 cash. As of May 31, 2026, securities valued at $744,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Moderate Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 5% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Moderate Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Spectrum Moderate Allocation Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $14,225,000 (0.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Spectrum Moderate Allocation Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to

T. ROWE PRICE Spectrum Moderate Allocation Fund

purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2026, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending

T. ROWE PRICE Spectrum Moderate Allocation Fund

revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $17,699,000; the aggregate value of collateral was $18,831,000 and consisted of cash collateral and related investments of $5,231,000 and U.S.
government securities of $13,600,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $752,315,000 and $860,673,000, respectively, for the year ended
May 31, 2026. Purchases and sales of U.S. government securities aggregated $358,988,000 and $346,860,000, respectively, for the year ended
May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.

T. ROWE PRICE Spectrum Moderate Allocation Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 56,362
$
52,828
Long-term capital gain 108,484 80,741
Total distributions $ 164,846
$
133,569
($000s)
Cost of investments $ 1,569,206
Unrealized appreciation $ 695,912
Unrealized depreciation (122,448)
Net unrealized appreciation (depreciation) $ 573,464
($000s)
Undistributed ordinary income $ 26,735
Undistributed long-term capital gain 72,696
Net unrealized appreciation (depreciation) 573,464
Loss carryforwards and deferrals (103)
Total distributable earnings (loss) $ 672,792

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Spectrum Moderate Allocation Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. At May 31, 2026 , there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Allocation Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for
Price Associates; $909,000 for T. Rowe Price Services, Inc.; and $92,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management

T. ROWE PRICE Spectrum Moderate Allocation Fund

fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2026, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,584,000 and $1,882,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2026.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 313
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% 358
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 10
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 1,105
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 127
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 270
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 451
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 25
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 257
T. Rowe Price Real Assets Fund - I Class 0.63% 524
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 26
Total Management Fee Waived $ 3,466

T. ROWE PRICE Spectrum Moderate Allocation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2026, this reimbursement amounted to $4,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The

T. ROWE PRICE Spectrum Moderate Allocation Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Moderate Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $116,122,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $16,190,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $8,507,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $30,255,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $811,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Moderate Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM), T. Rowe
Price International Ltd, and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics and information provided to it by the Adviser. The Board also considered that TRPIM has its own investment platform and investment management leadership, and the Adviser and
TRPIM have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the

T. ROWE PRICE Spectrum Moderate Allocation Fund

Board noted that there are information barriers between investment personnel of the Adviser and TRPIM that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the first quintile
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F102-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026